Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	$ (41,563)
Accumulated other comprehensive loss, End of period	(57,164)	$ (500)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	(11,200)	(1,500)
Net gain (loss) on foreign currency translation	(16,400)	6,200
Accumulated other comprehensive loss, End of period	(27,600)	4,700
Pension and Other Post-retirement Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	(30,400)	(5,300)
Amortization of unrecognized loss included in net loss, net of tax	800	100
Accumulated other comprehensive loss, End of period	$ (29,600)	$ (5,200)